SERIES C CONVERTIBLE REDEEMABLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2013
SERIES C CONVERTIBLE REDEEMABLE PREFERRED SHARES
Schedule of movement in carrying value of the Series C preferred shares

	2012	2013

Balance on January 1	$38,500	$41,471
Accretion to redemption value of Series C preferred shares	2,971	1,621
Conversion of Series C preferred shares upon IPO	—	(43,092)
Balance on December 31	$41,471	$—